JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	10,179	1,480,332
FLIR Systems, Inc.	2,926	150,806
Northrop Grumman Corp.	130	48,694
Raytheon Co.	11,146	2,462,597
United Technologies Corp.	12,087	1,815,467

		5,957,896

Automobiles & Parts — 1.5%
Ford Motor Co.	214,582	1,892,613
General Motors Co.	34,335	1,146,446
Gentex Corp.	117,800	3,506,906
Genuine Parts Co.	30,970	2,897,863
Harley-Davidson, Inc.(a)	54,911	1,834,027
Lear Corp.	11,260	1,387,007

		12,664,862

Banks — 1.8%
Bank of America Corp.	26,724	877,349
Bank of Hawaii Corp.	8,947	801,651
Citizens Financial Group, Inc.	14,118	526,319
Fifth Third Bancorp	76,257	2,169,512
Huntington Bancshares, Inc.	202,709	2,750,761
KeyCorp	30,761	575,538
M&T Bank Corp.	1,349	227,333
People’s United Financial, Inc.	52,363	807,437
Popular, Inc. (Puerto Rico)	15,587	872,249
Regions Financial Corp.	34,785	541,602
Truist Financial Corp.	44,449	2,292,235
Umpqua Holdings Corp.	40,639	686,799
US Bancorp	18,021	959,078
Wells Fargo & Co.	16,841	790,517
Zions Bancorp NA(a)	12,024	546,972

		15,425,352

Beverages — 1.7%
Brown-Forman Corp., Class B	42,964	2,906,085
Coca-Cola Co. (The)	58,226	3,400,398
Keurig Dr Pepper, Inc.(a)	61,006	1,740,501
Molson Coors Beverage Co., Class B	35,308	1,962,419
Monster Beverage Corp.*	8,710	580,086
PepsiCo, Inc.	23,442	3,329,233

		13,918,722

Chemicals — 5.7%
Air Products & Chemicals, Inc.	14,089	3,363,185
Ashland Global Holdings, Inc.	36,112	2,671,566
Avery Dennison Corp.	25,671	3,369,062
Axalta Coating Systems Ltd.*(a)	22,692	653,757
Cabot Corp.	16,193	645,291
Celanese Corp.	26,664	2,759,724
CF Industries Holdings, Inc.	72,437	2,917,762
Eastman Chemical Co.	42,714	3,044,227
Ecolab, Inc.	15,451	3,030,096
Huntsman Corp.	135,500	2,785,880
Linde plc (United Kingdom)	16,230	3,296,800
LyondellBasell Industries NV, Class A	36,169	2,816,118
NewMarket Corp.	4,126	1,813,872
Olin Corp.	121,678	1,809,352
PPG Industries, Inc.	25,975	3,112,844
RPM International, Inc.	45,395	3,239,841
Scotts Miracle-Gro Co. (The)	33,095	4,062,080
Westlake Chemical Corp.	8,234	503,921
WR Grace & Co.	24,243	1,633,009

		47,528,387

Construction & Materials — 0.2%
Sherwin-Williams Co. (The)	3,663	2,040,254

Electricity — 9.3%
AES Corp.	176,915	3,513,532
Alliant Energy Corp.	40,499	2,404,021
American Electric Power Co., Inc.	36,629	3,817,474
Avangrid, Inc.(a)	26,890	1,432,161
CMS Energy Corp.	50,830	3,482,363
Consolidated Edison, Inc.	36,056	3,389,264
Dominion Energy, Inc.	40,275	3,453,581
DTE Energy Co.	24,719	3,277,987
Entergy Corp.	28,737	3,779,490
Evergy, Inc.(a)	52,888	3,816,398
Eversource Energy	39,981	3,695,844
Exelon Corp.	67,832	3,228,125
FirstEnergy Corp.	70,178	3,564,341
Hawaiian Electric Industries, Inc.	31,024	1,517,384
IDACORP, Inc.	23,752	2,664,737
NextEra Energy, Inc.	14,320	3,840,624
NRG Energy, Inc.	76,029	2,804,710
OGE Energy Corp.	79,542	3,647,001
Pinnacle West Capital Corp.	38,288	3,740,355
PPL Corp.	98,328	3,558,490
Public Service Enterprise Group, Inc.	56,436	3,341,011
Southern Co. (The)	53,978	3,800,051
Vistra Energy Corp.	126,285	2,843,938
Xcel Energy, Inc.	52,129	3,606,805

		78,219,687

Electronic & Electrical Equipment — 1.4%
Agilent Technologies, Inc.	20,189	1,666,804
AMETEK, Inc.	14,826	1,440,346
Amphenol Corp., Class A	18,055	1,795,931
Emerson Electric Co.	11,799	845,163
Hubbell, Inc.	7,204	1,031,829
Roper Technologies, Inc.	5,736	2,189,202
Waters Corp.*	13,000	2,909,270

		11,878,545

Financial Services — 3.4%
Ally Financial, Inc.	91,541	2,932,058
American Express Co.	10,939	1,420,648
Ameriprise Financial, Inc.	4,699	777,262
Capital One Financial Corp.	9,660	964,068
Discover Financial Services	15,028	1,129,054
Fidelity National Financial, Inc.	58,533	2,853,484
Intercontinental Exchange, Inc.	14,674	1,463,585
Mastercard, Inc., Class A	7,510	2,372,709
Moody’s Corp.	3,477	892,859
Morgan Stanley	10,594	553,643
Nasdaq, Inc.	6,107	711,221
Raymond James Financial, Inc.	7,245	662,410
S&P Global, Inc.	6,003	1,763,261
Santander Consumer USA Holdings, Inc.(a)	92,555	2,463,814

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Financial Services — continued
Synchrony Financial	89,496	2,900,565
Visa, Inc., Class A	9,594	1,908,918
Western Union Co. (The)(a)	124,519	3,349,561

		29,119,120

Fixed Line Telecommunications — 1.4%
AT&T, Inc.	89,529	3,368,081
CenturyLink, Inc.	231,120	3,157,099
Verizon Communications, Inc.	55,566	3,302,843
Zayo Group Holdings, Inc.*	49,618	1,724,226

		11,552,249

Food & Drug Retailers — 0.8%
AmerisourceBergen Corp.	16,343	1,398,307
Kroger Co. (The)	27,695	743,888
McKesson Corp.	7,463	1,064,298
Sysco Corp.	37,321	3,065,547
Walgreens Boots Alliance, Inc.	26,779	1,361,712

		7,633,752

Food Producers — 3.0%
Flowers Foods, Inc.	87,441	1,882,605
General Mills, Inc.	62,773	3,278,006
Hershey Co. (The)	22,590	3,505,290
Hormel Foods Corp.(a)	73,010	3,450,453
JM Smucker Co. (The)	8,930	925,237
Kellogg Co.	36,488	2,488,847
Lamb Weston Holdings, Inc.	4,603	420,300
McCormick & Co., Inc. (Non-Voting)	19,631	3,207,116
Mondelez International, Inc., Class A	58,049	3,330,852
TreeHouse Foods, Inc.*	5,852	260,999
Tyson Foods, Inc., Class A	34,451	2,846,686

		25,596,391

Forestry & Paper — 0.7%
Domtar Corp.	66,859	2,328,030
International Paper Co.	72,244	2,941,776

		5,269,806

Gas, Water & Multiutilities — 2.5%
Ameren Corp.	41,542	3,408,521
American Water Works Co., Inc.	25,035	3,409,767
Duke Energy Corp.	34,564	3,374,483
National Fuel Gas Co.	55,424	2,393,762
Sempra Energy	22,723	3,650,223
UGI Corp.	15,210	632,584
WEC Energy Group, Inc.	37,742	3,770,049

		20,639,389

General Industrials — 1.5%
3M Co.	5,352	849,148
Ball Corp.	1,680	121,262
Carlisle Cos., Inc.	11,959	1,868,355
Danaher Corp.	15,738	2,531,772
Eaton Corp. plc	15,743	1,487,241
Honeywell International, Inc.	11,179	1,936,426
ITT, Inc.	35,205	2,361,551
Parker-Hannifin Corp.	5,982	1,170,618
Sonoco Products Co.	14,196	811,160

		13,137,533

General Retailers — 5.9%
AutoZone, Inc.*	2,212	2,340,207
Best Buy Co., Inc.	31,164	2,639,279
Burlington Stores, Inc.*	2,464	535,846
Costco Wholesale Corp.	10,101	3,086,057
Dick’s Sporting Goods, Inc.(a)	65,403	2,892,775
Dollar General Corp.	20,421	3,132,786
Dollar Tree, Inc.*	10,517	915,715
eBay, Inc.	74,985	2,516,497
Foot Locker, Inc.	46,974	1,783,603
Gap, Inc. (The)	19,834	345,310
H&R Block, Inc.	99,460	2,307,472
Home Depot, Inc. (The)	14,065	3,208,226
KAR Auction Services, Inc.	54,732	1,150,467
Kohl’s Corp.	46,594	1,991,893
Lowe’s Cos., Inc.	22,906	2,662,593
Macy’s, Inc.	73,352	1,169,964
Nordstrom, Inc.	13,475	496,689
Ross Stores, Inc.	21,482	2,410,066
Target Corp.	26,632	2,949,228
TJX Cos., Inc. (The)	54,463	3,215,496
Tractor Supply Co.	30,417	2,827,260
Walmart, Inc.	26,806	3,069,019
Williams-Sonoma, Inc.(a)	18,637	1,306,081

		48,952,529

Health Care Equipment & Services — 6.9%
Anthem, Inc.	10,472	2,778,012
Baxter International, Inc.	36,243	3,233,600
Becton Dickinson and Co.	8,422	2,317,566
Cigna Corp.	16,738	3,220,056
Edwards Lifesciences Corp.*	11,107	2,441,985
HCA Healthcare, Inc.	19,790	2,746,852
Hill-Rom Holdings, Inc.	29,603	3,152,424
Humana, Inc.	8,591	2,888,638
IDEXX Laboratories, Inc.*	10,212	2,767,554
Intuitive Surgical, Inc.*	4,898	2,741,802
Laboratory Corp. of America Holdings*	17,323	3,038,454
Medtronic plc	29,692	3,427,645
Quest Diagnostics, Inc.	29,364	3,249,714
STERIS plc	11,907	1,794,266
Stryker Corp.	14,496	3,054,307
Thermo Fisher Scientific, Inc.	10,636	3,331,089
UnitedHealth Group, Inc.	11,050	3,010,573
Universal Health Services, Inc., Class B	22,168	3,039,455
Varian Medical Systems, Inc.*	23,500	3,303,395
Zimmer Biomet Holdings, Inc.	19,321	2,857,576

		58,394,963

Household Goods & Home Construction — 3.3%
Church & Dwight Co., Inc.	40,205	2,984,015
Clorox Co. (The)	18,823	2,961,046
DR Horton, Inc.	41,158	2,436,554
Fortune Brands Home & Security, Inc.	15,222	1,045,904
Leggett & Platt, Inc.	56,195	2,674,320
Lennar Corp., Class A	38,217	2,536,080
NVR, Inc.*	882	3,366,567
Procter & Gamble Co. (The)	27,417	3,416,707
PulteGroup, Inc.	84,395	3,768,237
Toll Brothers, Inc.	46,166	2,047,924
Whirlpool Corp.(a)	4,066	594,327

		27,831,681

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Industrial Engineering — 1.6%
Caterpillar, Inc.	7,091	931,403
Crane Co.	2,288	195,532
Cummins, Inc.	18,310	2,929,051
Dover Corp.	13,108	1,492,346
IDEX Corp.	7,262	1,189,879
Illinois Tool Works, Inc.	10,932	1,912,881
Ingersoll-Rand plc	12,624	1,681,895
PACCAR, Inc.	11,767	873,229
Rockwell Automation, Inc.	7,661	1,468,307

		12,674,523

Industrial Metals & Mining — 1.4%
Nucor Corp.	59,401	2,820,954
Reliance Steel & Aluminum Co.	28,362	3,255,958
Southern Copper Corp. (Peru)	83,718	3,154,494
Steel Dynamics, Inc.	99,230	2,964,992

		12,196,398

Industrial Transportation — 0.7%
CH Robinson Worldwide, Inc.	13,359	964,787
CSX Corp.	12,399	946,540
Kansas City Southern	4,632	781,372
Norfolk Southern Corp.	7,968	1,659,017
Union Pacific Corp.	10,679	1,916,026

		6,267,742

Leisure Goods — 1.3%
Activision Blizzard, Inc.	24,688	1,443,754
Electronic Arts, Inc.*	15,014	1,620,311
Garmin Ltd.	34,081	3,304,153
Hasbro, Inc.	29,022	2,956,471
Take-Two Interactive Software, Inc.*	11,759	1,465,642

		10,790,331

Life Insurance — 1.1%
Aflac, Inc.	52,161	2,689,943
Assurant, Inc.	11,038	1,441,121
Globe Life, Inc.	20,913	2,180,389
MetLife, Inc.	11,015	547,556
Principal Financial Group, Inc.	13,786	729,969
Prudential Financial, Inc.	5,960	542,718

		8,131,696

Media — 2.0%
Cable One, Inc.	97	165,291
Comcast Corp., Class A	51,139	2,208,693
DISH Network Corp., Class A*	4,430	162,847
FactSet Research Systems, Inc.	11,013	3,150,929
Fox Corp., Class A	20,797	771,153
Interpublic Group of Cos., Inc. (The)	62,711	1,423,540
John Wiley & Sons, Inc., Class A	8,116	354,020
Liberty Media Corp.-Liberty SiriusXM, Class A*	10,686	519,019
Nexstar Media Group, Inc., Class A	12,675	1,535,576
Omnicom Group, Inc.(a)	26,556	1,999,932
Sinclair Broadcast Group, Inc., Class A	64,388	1,926,489
Walt Disney Co. (The)	21,965	3,037,979

		17,255,468

Mining — 0.9%
Newmont Corp.	87,106	3,924,996
Royal Gold, Inc.(a)	28,547	3,292,040

		7,217,036

Mobile Telecommunications — 0.7%
Telephone & Data Systems, Inc.	89,187	2,022,761
T-Mobile US, Inc.*	41,058	3,251,383
United States Cellular Corp.*(a)	19,708	631,050

		5,905,194

Nonlife Insurance — 2.5%
Allstate Corp. (The)	10,305	1,221,555
American Financial Group, Inc.	5,414	588,989
Aon plc	11,177	2,461,734
Arch Capital Group Ltd.*	23,740	1,048,358
Chubb Ltd.	8,507	1,292,979
Cincinnati Financial Corp.	21,108	2,215,285
Hanover Insurance Group, Inc. (The)	5,966	826,768
Hartford Financial Services Group, Inc. (The)	47,772	2,831,924
Marsh & McLennan Cos., Inc.	16,365	1,830,589
Old Republic International Corp.	36,929	832,749
Progressive Corp. (The)	37,606	3,034,428
Reinsurance Group of America, Inc.	4,177	601,697
Travelers Cos., Inc. (The)	7,983	1,050,722
WR Berkley Corp.	23,158	1,702,808

		21,540,585

Oil & Gas Producers — 4.2%
Cabot Oil & Gas Corp.	139,533	1,966,020
Chevron Corp.	28,574	3,061,418
ConocoPhillips	55,812	3,316,907
Devon Energy Corp.	72,765	1,580,456
EOG Resources, Inc.	26,887	1,960,331
EQT Corp.	86,358	522,466
Exxon Mobil Corp.	35,223	2,188,053
Hess Corp.	33,100	1,872,467
HollyFrontier Corp.	64,950	2,917,554
Kosmos Energy Ltd. (Ghana)	130,389	666,288
Marathon Oil Corp.	173,560	1,973,377
Marathon Petroleum Corp.	55,199	3,008,346
Murphy Oil Corp.(a)	91,843	1,925,029
Noble Energy, Inc.(a)	105,794	2,091,547
PBF Energy, Inc., Class A	17,117	467,294
Phillips 66	29,189	2,666,999
Valero Energy Corp.	35,051	2,955,150

		35,139,702

Oil Equipment, Services & Distribution — 1.9%
Apergy Corp.*	6,325	163,565
Baker Hughes Co.	101,897	2,207,089
Helmerich & Payne, Inc.	63,980	2,594,389
Kinder Morgan, Inc.	170,587	3,560,151
ONEOK, Inc.	38,066	2,850,002
Patterson-UTI Energy, Inc.	136,476	1,083,619
Schlumberger Ltd.	27,094	907,920
Targa Resources Corp.(a)	21,288	777,012
Williams Cos., Inc. (The)	111,257	2,301,907

		16,445,654

Personal Goods — 2.9%
Carter’s, Inc.(a)	17,206	1,825,040
Colgate-Palmolive Co.	15,727	1,160,338
Estee Lauder Cos., Inc. (The), Class A	17,112	3,339,578
Hanesbrands, Inc.(a)	53,316	733,628
Kimberly-Clark Corp.	22,713	3,253,410
Lululemon Athletica, Inc.*	14,835	3,551,351
NIKE, Inc., Class B	35,781	3,445,710
Nu Skin Enterprises, Inc., Class A	7,260	236,603
PVH Corp.	10,912	951,199

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Personal Goods — continued
Ralph Lauren Corp.	21,042	2,388,267
Tapestry, Inc.	59,650	1,537,181
VF Corp.	26,601	2,207,085

		24,629,390

Pharmaceuticals & Biotechnology — 3.8%
Abbott Laboratories	37,357	3,255,289
AbbVie, Inc.	17,346	1,405,373
Amgen, Inc.	13,832	2,988,403
Biogen, Inc.*	5,075	1,364,414
Bristol-Myers Squibb Co.	43,783	2,756,140
Eli Lilly & Co.	25,076	3,501,613
Gilead Sciences, Inc.	29,026	1,834,443
Illumina, Inc.*	1,078	312,695
IQVIA Holdings, Inc.*	20,545	3,189,611
Johnson & Johnson	21,214	3,158,128
Merck & Co., Inc.	29,253	2,499,376
Pfizer, Inc.	67,476	2,512,806
Vertex Pharmaceuticals, Inc.*	794	180,278
Zoetis, Inc.	25,213	3,383,837

		32,342,406

Real Estate Investment & Services — 0.1%
CBRE Group, Inc., Class A*	8,507	519,352

Real Estate Investment Trusts — 4.6%
Alexandria Real Estate Equities, Inc.	7,493	1,222,858
American Tower Corp.	7,495	1,736,891
Apartment Investment & Management Co., Class A(a)	26,202	1,381,107
AvalonBay Communities, Inc.	6,489	1,406,101
Boston Properties, Inc.	927	132,885
Camden Property Trust	1,524	171,343
Chimera Investment Corp.(a)	130,377	2,763,992
Crown Castle International Corp.	7,929	1,188,081
Duke Realty Corp.	4,098	148,798
EPR Properties	25,368	1,810,514
Equity Residential	16,432	1,365,171
Healthpeak Properties, Inc.	92,332	3,323,029
Liberty Property Trust	1,259	78,876
Medical Properties Trust, Inc.	161,188	3,570,314
MFA Financial, Inc.	119,216	929,885
New Residential Investment Corp.	191,456	3,204,974
Prologis, Inc.	12,820	1,190,722
Spirit Realty Capital, Inc.	27,305	1,441,158
Starwood Property Trust, Inc.(a)	115,162	2,955,057
STORE Capital Corp.	55,090	2,162,283
VEREIT, Inc.	284,823	2,779,873
Vornado Realty Trust	2,950	194,022
Weingarten Realty Investors	9,820	285,762
WP Carey, Inc.	35,710	3,003,925

		38,447,621

Software & Computer Services — 4.4%
Adobe, Inc.*	8,348	2,931,317
Alphabet, Inc., Class A*	1,654	2,369,818
Cadence Design Systems, Inc.*(a)	36,441	2,627,761
Citrix Systems, Inc.	25,454	3,085,534
Cognizant Technology Solutions Corp., Class A	27,576	1,692,615
Facebook, Inc., Class A*	9,334	1,884,628
Hewlett Packard Enterprise Co.	20,184	281,163
IAC/InterActiveCorp*	12,517	3,049,016
International Business Machines Corp.	11,706	1,682,503
Intuit, Inc.	11,053	3,099,040
Leidos Holdings, Inc.	36,684	3,685,641
Microsoft Corp.	22,053	3,754,082
Oracle Corp.	32,047	1,680,865
VeriSign, Inc.*(a)	15,619	3,250,939
VMware, Inc., Class A*(a)	12,336	1,826,468

		36,901,390

Support Services — 4.8%
Accenture plc, Class A	15,027	3,083,691
Automatic Data Processing, Inc.	8,620	1,477,382
Booz Allen Hamilton Holding Corp.	25,435	1,984,947
Broadridge Financial Solutions, Inc.	20,193	2,405,996
Cintas Corp.	12,084	3,371,073
Fastenal Co.	36,910	1,287,421
Fidelity National Information Services, Inc.	23,401	3,361,788
Fiserv, Inc.*	19,000	2,253,590
Global Payments, Inc.	18,385	3,593,348
Paychex, Inc.	20,919	1,794,223
PayPal Holdings, Inc.*	11,086	1,262,585
Republic Services, Inc.	35,203	3,346,045
Robert Half International, Inc.	36,601	2,129,080
Verisk Analytics, Inc.	2,674	434,445
Waste Management, Inc.	26,856	3,268,375
WW Grainger, Inc.(a)	7,602	2,300,897
Xerox Holdings Corp.	61,921	2,202,530

		39,557,416

Technology Hardware & Equipment — 4.9%
Analog Devices, Inc.	20,559	2,256,350
Apple, Inc.	10,106	3,127,908
Applied Materials, Inc.	23,987	1,391,006
Broadcom, Inc.	5,862	1,788,848
Cisco Systems, Inc.	51,417	2,363,639
Cypress Semiconductor Corp.	28,463	664,042
HP, Inc.	86,716	1,848,785
Intel Corp.	32,792	2,096,393
Juniper Networks, Inc.	50,922	1,168,151
KLA Corp.	13,795	2,286,383
L3Harris Technologies, Inc.	15,078	3,337,214
Lam Research Corp.	11,876	3,541,542
Maxim Integrated Products, Inc.	28,550	1,716,426
Micron Technology, Inc.*	26,744	1,419,839
Motorola Solutions, Inc.	16,574	2,933,598
NetApp, Inc.	17,049	910,417
ON Semiconductor Corp.*	49,276	1,140,739
Skyworks Solutions, Inc.	10,596	1,198,937
Teradyne, Inc.	25,421	1,677,532
Texas Instruments, Inc.	16,058	1,937,398
Xilinx, Inc.	20,901	1,765,717

		40,570,864

Tobacco — 0.5%
Altria Group, Inc.	39,889	1,895,924
Philip Morris International, Inc.	28,892	2,389,369

		4,285,293

Travel & Leisure — 3.8%
Alaska Air Group, Inc.	3,403	219,800
Booking Holdings, Inc.*	715	1,308,843

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Travel & Leisure — continued
Carnival Corp.	38,633	1,681,695
Copa Holdings SA, Class A (Panama)(a)	8,624	844,807
Darden Restaurants, Inc.	26,339	3,066,650
Delta Air Lines, Inc.	17,711	987,211
Dunkin’ Brands Group, Inc.	19,118	1,492,925
Hilton Worldwide Holdings, Inc.	25,730	2,773,694
Las Vegas Sands Corp.	28,936	1,889,810
Marriott International, Inc., Class A	16,197	2,268,552
McDonald’s Corp.	14,625	3,129,311
Royal Caribbean Cruises Ltd.	10,076	1,179,698
Southwest Airlines Co.	43,290	2,380,084
Starbucks Corp.	33,205	2,816,780
United Airlines Holdings, Inc.*	3,337	249,608
Wyndham Destinations, Inc.	32,821	1,592,803
Yum China Holdings, Inc. (China)(a)	18,341	789,947
Yum! Brands, Inc.	27,473	2,905,819

		31,578,037

TOTAL COMMON STOCKS (Cost $739,751,497)		838,157,216

SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c) (Cost $703,243)	703,243	703,243

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(b)(c)	18,002,200	18,005,800
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)	10,780,909	10,780,909

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $28,784,510)		28,786,709

TOTAL SHORT-TERM INVESTMENTS (Cost $29,487,753)		29,489,952

Total Investments — 103.3% (Cost $769,239,250)		867,647,168
Liabilities in Excess of Other Assets — (3.3%)		(27,957,139)

Net Assets — 100.0%		839,690,029

Percentages indicated are based on net assets.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $27,708,053.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	8	03/2020	USD	1,290,000	35,224

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$867,647,168	$—	$—	$867,647,168

Appreciation in Other Financial Instruments
Futures Contracts(a)	$35,224	$—	$—	$35,224

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	$17,004,001	$11,000,000	$10,000,000	$—	$1,799	$18,005,800	18,002,200	$85,224	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	6,625,093	63,160,701	59,004,885	—	—	10,780,909	10,780,909	29,570	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	894,552	8,886,217	9,077,526	—	—	703,243	703,243	7,803	—

Total	$24,523,646	$83,046,918	$78,082,411	$—	$1,799	$29,489,952		$122,597	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2020.